UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09149

Investment Company Act File Number

Eaton Vance Ohio Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Income Trust

February 28, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 154.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.4%
Ohio Water Development Authority, 4.00%, 6/1/36	$500	$523,230
Ohio Water Development Authority, 5.00%, 12/1/32	500	582,890
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	665	736,700

		$1,842,820

Education — 20.1%
Bowling Green State University, 5.00%, 6/1/42	$315	$350,721
Kent State University, 5.00%, 5/1/30	450	519,300
Miami University, 4.00%, 9/1/39	500	516,765
Miami University, 5.00%, 9/1/33	1,000	1,095,170
Ohio Higher Educational Facility Commission, (Denison University), 5.00%, 11/1/42	1,050	1,188,348
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	285	298,449
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	400	421,944
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	557,550
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/42	500	563,705
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,028,290
Ohio State University, 5.00%, 12/1/28	480	583,872
Ohio State University, 5.00%, 12/1/30	545	663,614
University of Cincinnati, 5.00%, 6/1/34	500	538,355

		$8,326,083

Electric Utilities — 5.1%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$514,885
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	765	784,393
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	225	251,559
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	554,035

		$2,104,872

Escrowed/Prerefunded — 25.4%
Apollo Career Center Joint Vocational School District, Prerefunded to 12/1/21, 5.25%, 12/1/33	$335	$377,337
Barberton City School District, Prerefunded to 6/1/18, 4.50%, 12/1/33	900	907,110
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	1,750	1,826,912
Central Ohio Solid Waste Authority, Prerefunded to 9/1/18, 5.125%, 9/1/27	1,025	1,044,629
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/32	250	283,370
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	155	166,010
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	170	182,441
Hancock County, (Blanchard Valley Regional Health Center), Prerefunded to 6/1/21, 6.25%, 12/1/34	750	856,065
Huber Heights City School District, Prerefunded to 12/1/19, 4.75%, 12/1/25	595	626,940
Lakewood City School District, Prerefunded to 11/1/22, 5.00%, 11/1/39	400	455,084
Montgomery County, (Catholic Health Initiatives), Prerefunded to 5/1/19, 5.50%, 5/1/34	175	183,001

Security	Principal Amount (000’s omitted)	Value
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), Prerefunded to 1/1/19, 5.50%, 1/1/39	$1,000	$1,033,800
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	155	166,820
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.25%, 7/1/44	850	919,657
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	350	380,590
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	24,538
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), Prerefunded to 12/1/20, 5.25%, 12/1/37	1,000	1,097,130

		$10,531,434

General Obligations — 5.2%
Cuyahoga Community College District, 3.50%, 12/1/39(1)	$575	$562,954
Oregon City School District, 4.00%, 12/1/30	1,250	1,332,250
Winton Woods City School District, 4.00%, 11/1/33	250	262,467

		$2,157,671

Hospital — 26.1%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$1,075	$1,156,883
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	560	616,538
Allen County, (Mercy Health), 4.00%, 8/1/47(2)	1,000	1,004,040
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	536,055
Butler County, (UC Health), 4.00%, 11/15/37	315	317,510
Butler County, (UC Health), 5.00%, 11/15/28	225	259,963
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/32	765	893,199
Franklin County, (Nationwide Children’s Hospital), Prerefunded to 11/1/19, 5.00%, 11/1/34	800	845,688
Franklin County, (Trinity Health Credit Group), 5.00%, 12/1/47	560	625,402
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	281,865
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	315	317,281
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	546,260
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	871,544
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	325	335,686
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	975	998,078
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	205	217,868
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	626,082
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	182,361
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	90	92,692
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	80	85,517

		$10,810,512

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$556,782

		$556,782

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 2.1%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$798,330
Kent State University, (AGC), 5.00%, 5/1/26	85	88,307

		$886,637

Insured-Electric Utilities — 12.1%
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$710	$510,930
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	2,000	849,400
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	662,139
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,336,100
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	301,736
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	193,406
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	143,713

		$4,997,424

Insured-Escrowed/Prerefunded — 19.2%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,041,410
Brooklyn City School District, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/38	555	604,412
Buckeye Valley Local School District, (AGC), Prerefunded to 12/1/18, 5.00%, 12/1/36	500	513,740
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	915	952,122
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	425	442,242
Lorain County, (Catholic Healthcare Partners), (AGM), Prerefunded to 5/8/18, 5.00%, 2/1/29(2)	940	946,345
Lorain County, (Catholic Healthcare Partners), (AGM), Prerefunded to 5/8/18, 5.00%, 2/1/29	1,000	1,006,750
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,750	1,801,327
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	150	151,388
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	514,717

		$7,974,453

Insured-General Obligations — 6.8%
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	$2,455	$1,583,426
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,235,640

		$2,819,066

Insured-Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$540	$102,476

		$102,476

Insured-Transportation — 8.9%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$654,678
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	140	153,558
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,144,940
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,191,160
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	590	552,971

		$3,697,307

Insured-Water and Sewer — 1.6%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$665	$666,855

		$666,855

Other Revenue — 3.5%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$940	$942,096
Summit County Port Authority, 5.00%, 12/1/31	445	498,302

		$1,440,398

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 4.0%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$650	$687,460
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	400,298
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	230	252,420
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	318,293

		$1,658,471

Special Tax Revenue — 6.8%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$500	$551,265
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	180	204,597
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	328,782
Hamilton County, Sales Tax Revenue, 5.00%, 12/1/29	1,500	1,741,770

		$2,826,414

Transportation — 0.6%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$690	$250,629

		$250,629

Water and Sewer — 1.4%
Hamilton County, Sewer System, 5.00%, 12/1/38	$500	$562,235

		$562,235

Total Tax-Exempt Investments — 154.8% (identified cost $60,518,572)		$64,212,539

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (10.4)%		$(4,325,206)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (44.2)%		$(18,328,830)

Other Assets, Less Liabilities — (0.2)%		$(78,057)

Net Assets Applicable to Common Shares — 100.0%		$41,480,446

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2018, 32.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 16.0% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

The Trust did not have any open derivative instruments at February 28, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$64,212,539	$—	$64,212,539
Total Investments	$—	$64,212,539	$—	$64,212,539

The Trust held no investments or other financial instruments as of November 30, 2017 whose fair value was determined using Level 3 inputs. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 26, 2018